Deposits - Schedule of deposits (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Deposits [Line Items]
Deposits	$ 45,532,751	$ 1,879,505
Vattenfall AB [Member]
Deposits [Line Items]
Deposits	1,494,617	1,265,907
Bodens Energi [Member]
Deposits [Line Items]
Deposits	724,456	613,598
Equipment Deposits [Member]
Deposits [Line Items]
Deposits	$ 43,313,678	$ 0